CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($)		Sep. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents		$ 5,941,542	$ 209,337
Restricted cash		875,141	0
Inventories, net of reserve		0	1,526,467
Prepaid expenses and other current assets		4,322,880	162,749
Total current assets		11,139,563	1,898,553
Property and equipment, net		0	4,834,729
Operating lease right-of-use assets		0	202,411
Convertible note receivable (related party)		2,011,700	0
Other assets		0	34,359
TOTAL ASSETS		13,151,263	6,970,052
Current liabilities
Accounts payable		3,889,781	6,301,310
Accrued expenses		4,618,521	4,301,195
Current portion of operating lease liability		0	237,369
Contract Liabilities		24,000	24,000
Shareholder advances		99,936	644,936
Current portion of notes payable (including $4,345,626 and $8,130,638 with related parties, respectively)		10,854,863	9,242,183
Claims settlement liability		502,196	0
Convertible notes payable		0	37,900
Preferred stock liability		21,889,050	0
Total current liabilities		41,878,347	20,788,893
SEPA liability		3,467,142	0
Warrant liabilities		21,662,084	128,615
TOTAL LIABILITIES		67,007,573	20,917,508
Commitments and Contingencies (Note 6)
Convertible preferred stock	[1]	0	23,889,050
Stockholders' Deficit
Common Stock		24,740	2,028	[2]
Additional paid-in capital		118,785,501	93,968,071	[2]
Accumulated deficit		(172,666,551)	(131,806,605)
Total Stockholders' Deficit		(53,856,310)	(37,836,506)
TOTAL LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT		$ 13,151,263	$ 6,970,052

[1]	As of September 30, 2025, the value of the convertible preferred stock is presented within preferred stock liability. For additional information, See Note 9.
[2]	Amount presented as of December 31, 2023 is adjusted to reflect the 1-for-40 reverse stock split on July 23, 2024. See Note 2 – Summary of Significant Accounting Policies for additional information.